Geographic and Customer Concentration information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 10,498,726	$ 7,241,392
U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	9,549,015	6,179,050
Non-U.S. product sales [Member]
Geographic Areas, Revenues from External Customers [Line Items]
Product sales	$ 949,711	$ 1,062,363